Condensed financial information of Plastec Technologies, Ltd. (Tables)	12 Months Ended
Dec. 31, 2021
Condensed financial information of Plastec Technologies, Ltd.
Schedule of balance sheets

Balance Sheets

	December 31,	December 31,
	2020	2021
	HK$	HK$
Assets
Current assets
Cash and cash equivalents	149,529	35,774
Amount due from subsidiary	—	11,350
Prepaid expenses and other receivables	1,130	1,780
Total current assets	150,659	48,904
Investment in subsidiaries	—	—
Total assets	150,659	48,904

Liabilities and shareholders’ equity
Current liabilities
Accrued liabilities	1,415	1,086
Amount due to subsidiary	18,650	—
Tax payable	8,506	9,186
Total current liabilities	28,571	10,272
NET CURRENT ASSETS	122,088	38,632
TOTAL ASSETS AND LIABILITIES	122,088	38,632

Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	101	101
Retained earnings	121,987	38,531
Total shareholders’ equity	122,088	38,632

Schedule of statements of operations and comprehensive income

Statements of operations and comprehensive income

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	HK$	HK$	HK$
Revenues	—	—	—
Other income	6,192	967	442
Administrative expenses	(14,507)	(3,274)	(2,484)
Loss before income tax expense	(8,315)	(2,307)	(2,042)
Income tax expense	(591)	(632)	(680)
Total comprehensive loss	(8,906)	(2,939)	(2,722)

Schedule of statements of cash flow

Statements of cash flows

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	HK$	HK$	HK$
Cash flows from operating activities
Net loss	(8,906)	(2,939)	(2,722)
Change in operating assets and liabilities
Prepaid expenses and other receivables	273	(662)	(650)
Accrued liabilities	541	158	(329)
Income tax payable	591	632	680
Net cash used in operating activities	(7,501)	(2,811)	(3,021)

Cash flows from investing activity
Sale proceeds of disposal of a subsidiary, net	165,506	—	—
Net cash provided by investing activity	165,506	—	—

Cash flows from financing activities
Decrease in amount due from subsidiaries	160,046	—	(30,000)
Dividend paid	(413,761)	—	(80,734)
Net cash used in financing activities	(253,715)	—	(110,734)
Net decrease in cash and cash equivalents	(95,710)	(2,811)	(113,755)
Cash and cash equivalents, beginning of year	248,050	152,340	149,529
Cash and cash equivalents, end of year	152,340	149,529	35,774

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	3,042	967	82